RIGHT-OF-USE ASSETS	12 Months Ended
Jun. 30, 2025
RIGHT-OF-USE ASSETS

8. RIGHT-OF-USE ASSETS

Right-of-use assets consists of the following:

$
Balance, June 30, 2023	2,395,049
Additions during the year	-
Depreciation for the year	(491,705)
Foreign exchange translation	57,139
Balance, June 30, 2024	1,960,483
Additions (disposals) during the year	706,974
Impairments during the year	(828,370)
Depreciation for the year	(417,175)
Foreign exchange translation	9,189
Balance, June 30, 2025	1,431,101

Leased properties are amortized over the terms of their respective leases.

During the year ended June 30, 2025, the Company amended the lease for its property located in Damascus, Oregon. As a result of the modification to the leases term, management remeasured the lease liability and adjusted the corresponding right-of-use asset accordingly.

During the year ended June 30, 2025, the Company’s right-of-use asset related to it’s Damascus, Oregon, USA lease was determined to be impaired as a result of the significantly reduced current and projected operational activity.

During the year ended June 30, 2025, the Company entered into lease extensions related to some of its existing Ontario retail locations, resulting in additions during the year.